Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 40,534
2018	119,401
2019	275,384
2020	156,897
2021	1,313
Thereafter	11,483
Total	605,012	$ 571,616
2007 Credit Facility (i)
Debt Instrument [Line Items]
2017	12,975
2018	51,900
2019	121,100
2020	0
2021	0
Thereafter	0
Total	185,975
2008 Credit Facility (ii)
Debt Instrument [Line Items]
2017	9,205
2018	36,819
2019	135,617
2020	0
2021	0
Thereafter	0
Total	181,641
2011 Credit Facility (iii)
Debt Instrument [Line Items]
2017	1,000
2018	13,000
2019	0
2020	0
2021	0
Thereafter	0
Total	14,000
2013 Credit Facility (iv)
Debt Instrument [Line Items]
2017	17,354
2018	17,354
2019	17,354
2020	155,584
2021	0
Thereafter	0
Total	207,646
2015 Credit Facility (v)
Debt Instrument [Line Items]
2017	0
2018	328
2019	1,313
2020	1,313
2021	1,313
Thereafter	11,483
Total	$ 15,750	$ 0